Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
Business combinations [abstract]
Consideration for acquisition from Huaneng Group
Acquisition Date

Total consideration	15,500,770
Non-controlling interests	6,292,577
Fair value of pre-existing interest in a subsidiary of Shandong Power	690,967
Less: Fair value of total identifiable net assets	19,316,748

Goodwill	3,167,566

Total consideration	15,500,770
Less: Net settlement of the receivables due from Huaneng Group	2,361,871
Bank balances and cash of acquirees	2,342,766
Less: Restricted cash	(20,974)

Cash consideration paid for acquisition of subsidiaries, net of cash acquired	10,817,107

Assets and liabilities arising from the acquisitions from Huaneng Group
	Shandong Power (consolidated) Fair value	Jilin Power (consolidated) Fair value	Heilongjiang Power (consolidated) Fair value	Zhongyuan Gas Fair value
Property, plant and equipment	41,366,757	8,496,028	12,525,071	1,381,060
Investment in associates and joint ventures	1,021,566	-	-	-
Available-for-sale financial assets	4,000	100,895	-	-
Land use rights	2,272,181	228,173	655,485	27,075
Deferred income tax assets	334,055	323,522	10,404	-
Other non-current assets	1,285,838	213,589	210,965	48
Bank balances and cash	1,621,276	103,045	385,295	222,939
Inventories	952,510	89,333	123,889	1,136
Trade receivables	2,509,641	293,455	127,219	124,636
Other receivables and other current assets	2,992,094	2,393,835	889,392	119,974
Long-term borrowings	(15,647,367)	(8,330,929)	(6,742,580)	(1,200,000)
Deferred income tax liabilities	(2,447,672)	(214,642)	(280,945)	(47,235)
Other non-current liabilities	(1,688,306)	(10,291)	(253,671)	-
Short-term borrowings	(8,082,200)	(600,000)	(1,920,000)	-
Tax payables	(270,531)	(10,311)	(54,302)	(419)
Dividends payables	(136,955)	-	-	-
Salary and welfare payables	(41,667)	(2,969)	(22,462)	(717)
Payables and other liabilities	(9,725,591)	(2,668,626)	(3,083,130)	(606,115)

Total identifiable net assets	16,319,629	404,107	2,570,630	22,382

Acquisition information of transfers from joint ventures to subsidiaries
Acquisition Date
Non-controlling interests	10
Fair value of pre-existing interest in Shanxi Xiaoyi Energy	10,200
Less: Fair value of total identifiable net assets	10,210

Goodwill	-

Financial information of acquirees from acquisition due to transfers from joint ventures to subsidiaries
	From acquisition date to 31 December 2017 acquiree's
	Revenue	Net Profit

Shanxi Xiaoyi Energy	704	228

Identifiable assets and liabilities of acquirees as at the acquisition date due to transfers from joint ventures to subsidiaries
Fair Value

Bank balances and cash	10,211
Accounts payable and other liabilities	(1)
Total identifiable net assets	10,210

Consideration for acquisition of Ruzhou Xuji Wind Power Generation Co., Ltd.
Acquisition Date

Consideration	4,000
Less: Fair value of total identifiable net assets	4,000
Goodwill	-

Financial information of acquirees from acquisition not under common control
From acquisition date to 31 December 2017 acquiree's
	Revenue	Net Profit
Xuji Wind Power	-	-

Identifiable assets and liabilities of acquirees as at the acquisition date not under common control
Fair Value

Other receivables and assets	16,080
Property, plant and equipment	11,893
Accounts payable and other liabilities	(23,973)
Total identifiable net assets	4,000